Fair Value of Assets and Liabilities - Additional Information about Level 3 Measured at Fair Value on Recurring Basis (Details) - LendingClub Corp [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Loans Notes and Certificates [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Outstanding Principal Balance, Beginning	$ 4,681,671	$ 2,836,729
Fair Value, Beginning	4,556,081	2,798,505
Outstanding Principal Balance, Purchases of loans	2,733,325	3,865,565
Valuation Adjustment, Purchases of loans	(656)
Fair Value, Purchases of loans	2,732,669	3,865,565
Fair Value, Transfers from loans to loans held for sale	(35,411)
Valuation Adjustment, Transfers from loans to loans held for sale
Outstanding Principal Balance, Transfers from loans to loans held for sale	(35,411)
Outstanding Principal Balance, Issuances of notes and certificates
Valuation Adjustment, Issuances of notes and certificates
Fair Value, Issuances of notes and certificates
Outstanding Principal Balance, Whole loan sales
Valuation Adjustment, Whole loan sales
Fair Value, Whole loan sales
Outstanding Principal Balance, Principal payments	(2,391,807)	(1,804,719)
Valuation Adjustment, principal payments
Fair Value, Principal payments	(2,391,807)	(1,804,719)
Outstanding Principal Balance, Charge-offs	(422,125)	(215,904)
Valuation adjustment, Charge-offs	422,125	215,904
Fair Value, Charge-offs
Outstanding Principal Balance, Recoveries
Valuation Adjustment, Recoveries	(37,277)	(26,256)
Fair Value, Recoveries	(37,277)	(26,256)
Outstanding Principal Balance, Change in fair value recorded in earnings
Valuation Adjustment, Change in fair value recorded in earnings	(512,271)	(277,014)
Fair Value, Change in fair value recorded in earnings	(512,271)	(277,014)
Outstanding Principal Balance, Ending	4,565,653	4,681,671
Fair Value, Ending	4,311,984	4,556,081
Outstanding Principal Balance, Beginning	4,697,169	2,851,837
Fair value at beginning of period	4,571,583	2,813,618
Outstanding Principal Balance, Purchases of loans
Valuation Adjustment, Purchases of loans
Fair Value, Purchases of loans
Outstanding Principal Balance, Issuances of notes and certificates	2,681,109	3,861,995
Valuation Adjustment, Issuances of notes and certificates
Fair Value, Issuances of notes and certificates	2,681,109	3,861,995
Outstanding Principal Balance, Whole loan sales
Valuation Adjustment, Whole loan sales
Fair Value, Whole loan sales
Outstanding Principal Balance, Principal payments	(2,385,234)	(1,800,859)
Valuation Adjustment, Principal payments
Fair Value, Principal payments	(2,385,234)	(1,800,859)
Outstanding Principal Balance, Charge-offs	(420,132)	(215,804)
Valuation Adjustment, Charge-offs	420,132	215,804
Fair Value, Charge-offs
Outstanding Principal Balance, Recoveries
Valuation Adjustment, Recoveries	(36,785)	(26,143)
Fair Value, Recoveries	(36,785)	(26,143)
Outstanding Principal Balance, Change in fair value recorded in earnings
Valuation Adjustment, Change in fair value recorded in earnings	(509,778)	(277,028)
Fair Value, Change in fair value recorded in earnings	(509,778)	(277,028)
Outstanding Principal Balance, Ending	4,572,912	4,697,169
Fair value at end of period	4,320,895	4,571,583
Loans Held For Sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Outstanding Principal Balance, Beginning
Fair Value, Beginning
Outstanding Principal Balance, Purchases of loans	4,742,538	3,358,611
Valuation Adjustment, Purchases of loans
Fair Value, Purchases of loans	4,742,538	3,358,611
Fair Value, Transfers from loans to loans held for sale	35,411
Valuation Adjustment, Transfers from loans to loans held for sale
Outstanding Principal Balance, Transfers from loans to loans held for sale	35,411
Outstanding Principal Balance, Issuances of notes and certificates
Valuation Adjustment, Issuances of notes and certificates
Fair Value, Issuances of notes and certificates
Outstanding Principal Balance, Whole loan sales	(4,762,518)	(3,358,611)
Valuation Adjustment, Whole loan sales
Fair Value, Whole loan sales	(4,762,518)	(3,358,611)
Outstanding Principal Balance, Principal payments	(5,927)
Valuation Adjustment, principal payments
Fair Value, Principal payments	(5,927)
Outstanding Principal Balance, Charge-offs	(159)
Valuation adjustment, Charge-offs	159
Fair Value, Charge-offs
Outstanding Principal Balance, Recoveries
Valuation Adjustment, Recoveries
Fair Value, Recoveries
Outstanding Principal Balance, Change in fair value recorded in earnings
Valuation Adjustment, Change in fair value recorded in earnings	(456)
Fair Value, Change in fair value recorded in earnings	(456)
Outstanding Principal Balance, Ending	9,345
Fair Value, Ending	$ 9,048